Other investments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of investments other than investments accounted for using equity method [Abstract]
Disclosure of investments other than investments accounted for using equity method
Other investments consist of investments in units of mutual funds, equity securities, bonds, commercial paper, limited liability partnership firm interests and term deposits with banks (i.e., certificates of deposit having an original maturity period exceeding three months). The details of such investments as of March 31, 2026 and 2025 are as follows:

		As of March 31, 2026						As of March 31, 2025
	Category	Cost/ Amortized Cost		Unrealized gain/(loss)		Fair value/ amortized cost		Cost/ Amortized Cost		Unrealized gain/(loss)		Fair value/ amortized cost
Current portion
In units of mutual funds	FVTPL	Rs.	31,462	Rs.	4,450	Rs.	35,912	Rs.	30,364	Rs.	2,822	Rs.	33,186
In term deposits with banks	Amortized cost		34,331		-		34,331		9,948		-		9,948
In bonds	Amortized cost		2,203		-		2,203		-		-		-
In equity securities	FVTPL		-		-		-		96		(9)		87
Others	Amortized cost		-		-		-		33		-		33
		Rs.	68,176	Rs.	4,450	Rs.	72,446	Rs.	40,441	Rs.	2,813	Rs.	43,254
Non-current portion
In equity securities (1)	FVTOCI	Rs.	2,700	Rs.	(2,685)	Rs.	15	Rs.	2,700	Rs.	(2,651)	Rs.	49
In equity securities	FVTPL		920		(104)		816		-		-		-
In limited liability partnership firms	FVTPL		1,116		333		1,449		989		133		1,122
In term deposits with banks and financial institution	Amortized cost		2,000		-		2,000		8,000		-		8,000
In bonds	Amortized cost		5,943		-		5,943		1,001		-		1,001
Others	FVTPL		480		(8)		472		219		-		219
		Rs.	13,159	Rs.	(2,464)	Rs.	10,695	Rs.	12,909	Rs.	(2,518)	Rs.	10,391

(1)
Primarily represents the investment in shares of Curis, Inc. The cost of acquisition was Rs.2,699. As of March 31, 2026 and 2025, the Company has recognized an unrealized loss of Rs.2,685 and Rs.2,651, respectively, in the OCI for the fair value changes.